INCOME TAXES - Schedule of income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Canadian:
Current	$ (8,349)	$ 126
Deferred	0	8,706
Total	(8,349)	8,832
Foreign:
Current	(2,410)	41
Deferred	(1,150)	5
Total	(3,560)	46
Total:
Current	(10,759)	167
Deferred	(1,150)	8,711
Total	$ (11,909)	$ 8,878